Note 9 - Stock-based Compensation - Stock Option Transactions (Details) - CAD / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Outstanding (in shares)	13,208,000	13,779,000	14,401,000
Outstanding, weighted average exercise price (in CAD per share)	CAD 0.60	CAD 0.85	CAD 1.22
Granted (in shares)	2,520,000	1,670,000	2,815,000
Granted, weighted average exercise price (in CAD per share)	CAD 0.42	CAD 0.34	CAD 0.21
Forfeited/Expired (in shares)	(2,468,000)	(1,731,000)	(3,437,000)
Forfeited/Expired, weighted average exercise price (in CAD per share)	CAD 1.17	CAD 2.43	CAD 1.89
Outstanding (in shares)	12,010,000	13,208,000	13,779,000
Outstanding, weighted average exercise price (in CAD per share)	CAD 0.48	CAD 0.60	CAD 0.85
Exercised (in shares)	(586,000)	(347,000)
Exercised, weighted average exercise price (in CAD per share)	CAD 0.25	CAD 0.22
Cancelled (in shares)	(664,000)	(163,000)
Cancelled, weighted average exercise price (in CAD per share)	CAD 0.28	CAD 0.25